UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Secretary
Phone:  630-462-9800

Signature, Place, and Date of Signing

    /s/ Maria Cesario DeNicolo      Wheaton, IL   April 17, 2001

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $57,951

List of Other Included Managers:
             Monetta Fund

                                     Monetta Financial Services, Inc.
                                               FORM 13F
                                            March 31, 2001



                                                                                                               Voting Authority
                                                          Value     Shares/ Sh/ Put/ Invstmt    Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt Prn Call Dscretn   Managers     Sole    Shared   None
AOL Time Warner, Inc.          COM              00184A105      201     5000 SH       Sole                     5000
Actel Corp.                    COM              004934105     2665   130400 SH       Sole                   130400
Adobe Systems, Inc.            COM              00724F101      210     6000 SH       Sole                     6000
Allegiance Telecom, Inc.       COM              01747T102      147    10000 SH       Sole                    10000
American Express Co.           COM              025816109      248     6000 SH       Sole                     6000
American Technical Ceramics Co COM              030137103      497    56800 SH       Sole                    56800
Anchor Gaming                  COM              033037102     1409    23000 SH       Sole                    23000
Applied Materials, Inc.        COM              038222105      217     5000 SH       Sole                     5000
Aremissoft Corp.               COM              040026106    10369   797600 SH       Sole                   797600
BEA Systems, Inc.              COM              073325102      235     8000 SH       Sole                     8000
Ball Corp.                     COM              058498106      688    15000 SH       Sole                    15000
Banta Corp.                    COM              066821109      946    39000 SH       Sole                    39000
Bergen Brunswig Corp. CL A     COM              083739102     1411    85000 SH       Sole                    85000
Cabot Corp.                    COM              127055101      854    27100 SH       Sole                    27100
Cabot Microelectronics Corp.   COM              12709P103     5064   115100 SH       Sole                   115100
Calpine Corp.                  COM              131347106      330     6000 SH       Sole                     6000
Caremark Rx, Inc.              COM              141705103     1956   150000 SH       Sole                   150000
Charter Communications, Inc.-A COM              16117M107      226    10000 SH       Sole                    10000
Christopher & Banks Corp.      COM              171046105     2570    85300 SH       Sole                    85300
Citigroup, Inc.                COM              172967101      300     6666 SH       Sole                     6666
Comverse Technology, Inc.      COM              205862402      265     4500 SH       Sole                     4500
Downey Financial Corp.         COM              261018105      584    12900 SH       Sole                    12900
Duane Reade, Inc.              COM              263578106     2370    68300 SH       Sole                    68300
Echostar Communications CL A   COM              278762109      221     8000 SH       Sole                     8000
Express Scripts, Inc. - CL A   COM              302182100     1430    16500 SH       Sole                    16500
Flagstar Bancorp, Inc.         COM              337930101      570    22800 SH       Sole                    22800
Flextronics Int'l Ltd.         COM              Y2573F102      166    11040 SH       Sole                    11040
Genzyme Corp.                  COM              372917104      271     3000 SH       Sole                     3000
HEALTHSOUTH Corp.              COM              421924101     1289   100000 SH       Sole                   100000
Henry Schein, Inc.             COM              806407102      919    25000 SH       Sole                    25000
Home Depot, Inc.               COM              437076102      215     5000 SH       Sole                     5000
Human Genome Sciences, Inc.    COM              444903108      322     7000 SH       Sole                     7000
Humana, Inc.                   COM              444859102      524    50000 SH       Sole                    50000
IMPATH, Inc.                   COM              45255g101     1048    22600 SH       Sole                    22600
Int'l Business Machines Corp.  COM              459200201      337     3500 SH       Sole                     3500
J.P. Morgan Chase & Co.        COM              46625H100      224     5000 SH       Sole                     5000
JDS Uniphase Corp.             COM              46612J101      280    15200 SH       Sole                    15200
King Pharmaceuticals, Inc.     COM              495582108      204     5000 SH       Sole                     5000
Kohl's Corp.                   COM              500255104      308     5000 SH       Sole                     5000
MAXIMUS, Inc.                  COM              577933104     2961   100000 SH       Sole                   100000
Manor Care, Inc.               COM              564055101      510    25000 SH       Sole                    25000
Medicis Pharmaceutical CL A    COM              584690309     2644    59000 SH       Sole                    59000
Microsoft Corp.                COM              594918104      219     4000 SH       Sole                     4000
Novellus Systems, Inc.         COM              670008101      568    14000 SH       Sole                    14000
Peregrine Systems, Inc.        COM              71366Q101      409    21000 SH       Sole                    21000
RehabCare Group, Inc.          COM              759148109     3090    75000 SH       Sole                    75000
SPS Technologies, Inc.         COM              784626103      518    11500 SH       Sole                    11500
Sanmina Corp.                  COM              800907107      391    20000 SH       Sole                    20000
Siebel Systems, Inc.           COM              826170102      218     8000 SH       Sole                     8000
Spartech Corp.                 COM              847220209      541    33500 SH       Sole                    33500
Suiza Foods Corp.              COM              865077101     1443    30000 SH       Sole                    30000
Toys 'R' Us, Inc.              COM              892335100      251    10000 SH       Sole                    10000
VERITAS Software Corp.         COM              923436109      416     9000 SH       Sole                     9000
WMS Industries, Inc.           COM              929297109     1080    60000 SH       Sole                    60000
Waters Corp.                   COM              941848103      232     5000 SH       Sole                     5000
Watson Pharmaceuticals, Inc.   COM              942683103      368     7000 SH       Sole                     7000
REPORT SUMMARY                 56 DATA RECORDS               57951            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
